Stock-Based Compensation - Management Incentive Units activities (Detail) - Management Incentive Units [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares, beginning balance	3,518,096	3,518,096
Number of Shares, Granted			3,518,096
Number of Shares, Vested	(703,619)
Number of Shares, Forfeited	0	0	0
Number of Shares, ending balance	2,814,477	3,518,096	3,518,096
Weighted Average Grant Date Fair Value, Granted			$ 0.79
Weighted Average Grant Date Fair Value, Vested	$ 0.79
Weighted Average Grant Date Fair Value, Forfeited	0	$ 0	0
Weighted Average Grant Date Fair Value	$ 0.79	$ 0.79	$ 0.79
Vested	2 years
Holding Period (in years)	2 years	2 years	2 years
Holding Period (in years), Granted			2 years
Holding Period (in years)	2 years	2 years	2 years